Derivative Instruments (Narrative) (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Derivative [Line Items]
Trust's average net asset value	$ 132,000,000	$ 166,000,000
Open interest rate futures, maturity	10 years		10 years
Concentration of credit risk	$ 10,164,977		$ 11,312,516
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years		10 years